Equity Reclassifications out of accumulated other comprehensive (loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Reclassifications out of accumulated other comprehensive loss [Abstract]
Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
Reclassifications out of accumulated other comprehensive (loss) in shareholders' equity during 2014:

Details about Accumulated Other Comprehensive (Loss) Components	Income (Expense) Reclassified from Accumulated Other Comprehensive (Loss)	Consolidated Statement of Income Classification
Retirement benefit plans
Amortization of prior service cost and initial net obligation	$(14,535)	See Note 10
Recognized actuarial loss	(160,596)	See Note 10
Total before tax	(175,131)
Tax benefit	63,313	Income taxes
Net of tax	$(111,818)

Other
Realized loss on cash flow hedges	$(306)	Interest expense
Tax benefit	101	Income taxes
Net of tax	$(205)

Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost and Initial Obligation, before tax	$ (14,535)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax	(160,596)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax	(175,131)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Tax	63,313
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Net of Tax	(111,818)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax	(306)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax	101	101	102
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	$ (205)	$ (204)	$ (204)